Victory Science & Technology Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P North American Technology Sector Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	27.82%	18.02%	22.54%
S&P Composite 1500 Health Care Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.71%	7.53%	9.80%
Lipper Science & Technology Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.01%	11.34%	18.06%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.22%	3.18%	13.19%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.80%	2.01%	10.71%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.52%	2.29%	9.97%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	1.66%	12.20%